Document and Entity Information	Feb. 26, 2020
Cover [Abstract]
Document Period End Date	Feb. 26, 2020
Amendment Flag	false
Entity Central Index Key	0001587732
Document Type	8-K
Entity Registrant Name	ONE Gas, Inc.
Entity Incorporation State Country Code	OK
Entity File Number	001-36108
Entity Tax Identification Number	46-3561936
Entity Address, Address Line One	15 East Fifth
Entity Address, City or Town	Street; Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	(918)
Local Phone Number	947-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false